Options and restricted share units (Details) - Schedule of continuity of stock options - $ / shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Schedule of Continuity of Stock Options [Abstract]
Number of Stock Options, Beginning balance		2,345,165	625,000
Weighted Average Exercise Price (CAD$), Beginning balance (in Dollars per share)		$ 5.28	$ 2.88
Number of RSUs, Beginning balance
Number of Stock Options, Beginning balance		1,191,834	2,345,165		625,000
Weighted Average Exercise Price (CAD$), Beginning balance (in Dollars per share)		$ 5.11	$ 5.28		$ 2.88
Number of RSUs, Beginning balance		1,439,250
Number of Stock Options, Granted			1,823,497	[1],[2],[3],[4],[5]	625,000
Weighted Average Exercise Price, Granted (in Dollars per share)			$ 6.03	[1],[2],[3],[4],[5]	$ 2.88
Number of RSUs, Granted		1,449,250
Number of Stock Options, Exercised	[6]		(75,000)
Weighted Average Exercise Price, Exercised (in Dollars per share)	[6]		$ 3.17
Number of Stock Options, Expired / cancelled		(1,153,331)	(28,332)
Weighted Average Exercise Price (CAD$), Expired / cancelled (in Dollars per share)		$ 5.46	$ 6.09
Number of RSUs, cancelled		(10,000)

[1]	On February 24, 2021, the Company granted stock options to consultants of the Company to acquire an aggregate of 50,000 subordinate voting shares. Each stock option is exercisable into a subordinate voting share at a price of CAD$13.92 and expire on February 24, 2026. The stock options vested immediately. A value of CAD$12.78 per option was estimated for the 50,000 stock options on the date of grant with the following assumptions and inputs: share price of CAD$13.92; exercise price of CAD$13.92; expected dividend yield of 0%; expected volatility of 155% which is based on comparable companies; risk-free interest rate of 0.73%; and an expected average life of five years.
[2]	On January 5, 2021, the Company granted stock options to directors, officers, employees and consultants of the Company to acquire an aggregate of 550,164 subordinate voting shares. Each stock option is exercisable into a subordinate voting share at a price of CAD$3.75 and expire on January 5, 2026. The stock options vest fully on the six-month anniversary of the date of grant. A value of CAD$2.76 per option was estimated for the 550,164 stock options on the date of grant with the following assumptions and inputs: share price of CAD$3.03; exercise price of CAD$3.75; expected dividend yield of 0%; expected volatility of 155% which is based on comparable companies; risk-free interest rate of 0.39%; and an expected average life of five years.
[3]	On June 22, 2021, the Company granted stock options to directors, officers, employees and consultants of the Company to acquire an aggregate of 260,000 subordinate voting shares. Each stock option is exercisable into a subordinate voting share at a price of CAD$4.20 and expire on June 22, 2026. The stock options vest fully on the six-month anniversary of the date of grant. A value of CAD$3.06 per option was estimated for the 260,000 stock options on the date of grant with the following assumptions and inputs: share price of CAD$4.02; exercise price of CAD$4.20; expected dividend yield of 0%; expected volatility of 105% which is based on comparable companies; risk-free interest rate of 0.95%; and an expected average life of five years.
[4]	On March 26, 2021, the Company granted stock options to directors, officers, employees and consultants of the Company to acquire an aggregate of 533,333 subordinate voting shares. Each stock option is exercisable into a subordinate voting share at a price of CAD$7.47 and expire on March 25, 2026. The stock options vest fully on the six-month anniversary of the date of grant. A value of CAD$6.87 per option was estimated for the 533,333 stock options on the date of grant with the following assumptions and inputs: share price of CAD$7.47; exercise price of CAD$7.47; expected dividend yield of 0%; expected volatility of 155% which is based on comparable companies; risk-free interest rate of 0.90%; and an expected average life of five years.
[5]	On May 17, 2021, the Company granted stock options to directors, officers, employees and consultants of the Company to acquire an aggregate of 430,000 subordinate voting shares. Each stock option is exercisable into a subordinate voting share at a price of CAD$7.35 and expire on May 17, 2026. The stock options vest fully on the six-month anniversary of the date of grant. A value of CAD$6.09 per option was estimated for the 430,000 stock options on the date of grant with the following assumptions and inputs: share price of CAD$7.86; exercise price of CAD$7.35; expected dividend yield of 0%; expected volatility of 105% which is based on comparable companies; risk-free interest rate of 0.95%; and an expected average life of five years.
[6]	The market price on the date of exercise was CAD$8.88.